CONSOLIDATED BALANCE SHEET - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	CAD 813	CAD 484
Accounts receivable (Note 28)	1,401	1,372
Due from affiliates (Note 28)	2,476	2,842
Inventories	323	292
Other (Note 5)	1,353	1,018
Total Current Assets	6,366	6,008
Plant, Property and Equipment (Note 7)	44,817	41,774
Equity Investments (Note 8)	6,214	5,598
Regulatory Assets (Note 9)	1,184	1,297
Goodwill (Note 10)	4,812	4,034
Intangible and Other Assets (Note 11)	3,185	2,641
Restricted Investments	351	63
Total Assets	66,929	61,415
Current Liabilities
Notes payable (Note 12)	1,218	2,467
Accounts payable and other (Note 13 and 28)	3,014	2,891
Due to affiliates (Note 28)	311	866
Accrued interest	520	425
Current portion of long-term debt (Note 16)	2,547	1,797
Total Current Liabilities	7,610	8,446
Regulatory Liabilities (Note 9)	1,159	263
Other Long-Term Liabilities (Note 14)	1,260	1,052
Deferred Income Tax Liabilities (Note 15)	5,144	4,856
Long-Term Debt (Note 16)	29,037	22,960
Junior Subordinated Notes (Note 17)	2,422	1,160
Total Liabilities	46,632	38,737
EQUITY
Common shares, no par value (Note 19); Issued and outstanding: December 31, 2015 779 million shares; December 31, 2014 - 779 million shares	16,320	16,320
Additional paid-in capital	210	404
Retained earnings	2,989	5,606
Accumulated other comprehensive loss (Note 21)	(939)	(1,235)
Controlling interests	18,580	21,095
Non-controlling interests (Note 18)	1,717	1,583
Total Equity	20,297	22,678
Total Liabilities and Equity	CAD 66,929	CAD 61,415